Revenue (Deferred Commission Cost Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Opening balance	$ 59
Additions to deferred commission cost assets	144	$ 123
Amortization recognized on deferred commission cost assets	130	112
Ending balance	61	59
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Balance	61	59	$ 61	$ 59
Costs to obtain contracts with customers [member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Opening balance	94	75
Additions to deferred commission cost assets	84	85
Amortization recognized on deferred commission cost assets	80	66
Ending balance	98	94
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Current			61	59
Long-term			37	35
Balance	$ 98	$ 94	$ 98	$ 94